4. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 – Related Parties

Notes Payable to Former Parent

During the nine months ended September 30, 2018, the Company received proceeds of $11,174,913 from the issuance of notes payable to the Former Parent. During November and December 2018, as part of a corporate restructuring, all outstanding notes payable to Former Parent were converted to Former Parent’s equity, and all accrued interest related to the notes payable to Former Parent was forgiven and recorded as a contribution to capital.

Due to Former Parent

As of December 31, 2018, amounts due to the Former Parent of $33,019,510 consisted of payments of certain operating expenses, investing activities and financing activities made on behalf of the Company by the Former Parent. There was no stated interest rate or definitive repayment terms related to this liability. The weighted average balance of advances owed to the Former Parent was $20,143,485 during the nine months ended September 30, 2018 and was $32,788,017 for the period from January 1, 2019 through August 9, 2019. On August 9, 2019, all obligations to the Former Parent in the aggregate amount of $32,672,622 were satisfied in connection with the Merger. See Note 4 – Reverse Merger and Recapitalization, for additional details.

Note 4 — Related Party Transactions

Founder Shares

In connection with the organization of the Company, a total of 2,875,000 shares of common stock were sold to the Sponsor at a price of approximately $0.0087 per share for an aggregate of $25,000 (“Founder Shares”). On October 4, 2017, the Company effected a stock dividend of 0.2 shares for each of the then outstanding shares, resulting in 3,450,000 Founders Shares including an aggregate of up to 450,000 shares of common stock that would have been subject to forfeiture to the extent that the over-allotment option was not exercised by the underwriters in full or in part (the underwriters exercised their over-allotment option in full). All share and per share amounts have been retroactively restated to reflect the effect of the stock dividend.

Subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold until the earlier of: (i) one year after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted) for any 20 trading days within any 30-trading day period commencing 150 days after the initial Business Combination, and the remaining 50% of the Founder Shares will not be transferred, assigned, sold until one year after the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the Company’s initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of shareholders having the right to exchange their common stock for cash, securities or other property.

Related Party Loans

Prior to the closing of the Initial Public Offering, the Company’s Sponsor advanced the Company an aggregate of $125,000. The advances were non-interest bearing, unsecured and due on demand. The advances were repaid upon the consummation of the Initial Public Offering on October 10, 2017.

In order to finance transaction costs in connection with an intended initial business combination, our sponsor, officers, directors or their affiliates may, but are not obligated to, loan us funds as may be required. If we consummate an initial business combination, we would repay such loaned amounts. In the event that the initial business combination does not close, we may use a portion of the working capital held outside the trust account to repay such loaned amounts, but no proceeds from our trust account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into units of the post business combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the Placement Units.

As of December 31, 2018, the Sponsor has loaned the Company, in the form of a convertible promissory note, an aggregate of $350,000 to cover expenses related to a proposed business combination. This note, issued on December 10, 2018, is unsecured, non-interest bearing and is payable at the consummation by the Company of a Business Combination. Upon consummation of a Business Combination, the principal balance of the note may be converted, at the Sponsor’s option, to units at a price of $10.00 per unit. The terms of the units are identical to the units issued by the Company in its private placement. If the Sponsor converts the entire principal balance of the convertible promissory note, it would receive 35,000 units. If a Business Combination is not consummated, the note will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its trust account established in connection with the initial public offering. The issuance of the note to the Sponsor was exempt pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

Administrative Services Agreement

Commencing on the effective date of the Initial Public Offering through the earlier of our consummation of our initial business combination or our liquidation, the Sponsor will make available to us certain general and administrative services, including office space, utilities and administrative support, as we may require from time to time. The Company agreed to pay the Sponsor $10,000 per month for these services. Management fee expense of $120,000 for the year ended December 31, 2018 and $28,710 for the period from the effective date, October 4, 2017, through December 31, 2017 was recognized by the Company.

Accounts payable – related party

Accounts payable – related party represents balances due to the Sponsor for administrative services and out of pocket expenses paid by the Sponsor on behalf of the Company.